Right-of-use assets and lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets And Lease Liabilities
Opening balance	$ 377,635	$ 465,930
Less: lease payments	(131,095)	(127,797)
Interest expense	30,565	39,502	$ 47,379
Ending balance	277,105	377,635	$ 465,930
Less: current portion of lease liabilities	(113,981)	(100,531)
Long-term portion of lease liabilities	$ 163,124	$ 277,104